Performance Management	May 01, 2026
Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index, and 10.5% MSCI ACWI ex-USA Index (net).
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	7.53%
Worst Calendar Quarter:	2Q 2022	-7.53%

Performance Table Heading	Average Annual Total Returns1 For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	9.67%	2.33%	4.63%
Class II Shares	9.40%	2.08%	4.37%
ICE BofA U.S. Corporate, Government & Mortgage Index[2] (reflects no deduction for sales charges, account fees, expenses or taxes)	7.16%	-0.48%	1.99%
Bloomberg U.S. Aggregate Bond Index[3]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index[4] (reflects no deduction for sales charges, account fees, expenses or taxes)	12.24%	3.84%	5.82%

[1] Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund. The Fund’s past performance is not indicative of future performance.

[2] The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

[3] The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

[4] The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index, and 10.5% MSCI ACWI ex-USA Index (net).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Conservative Allocation Fund | Conservative Allocation Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	7.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(7.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Moderate Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	1The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index (net).
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	10.00%
Worst Calendar Quarter:	2Q 2022	-9.85%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	11.17%	4.19%	6.39%
Class II Shares	10.89%	3.93%	6.12%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index[1] (reflects no deduction for sales charges, account fees, expenses or taxes)	15.82%	6.85%	8.47%

[1]The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index (net).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Moderate Allocation Fund | Moderate Allocation Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	10.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(9.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Aggressive Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index (net).
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	12.22%
Worst Calendar Quarter:	1Q 2020	-13.45%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	12.73%	5.55%	7.65%
Class II Shares	12.45%	5.28%	7.38%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index[1] (reflects no deduction for sales charges, account fees, expenses or taxes)	18.71%	9.25%	10.55%
[1]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index (net).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Aggressive Allocation Fund | Aggressive Allocation Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	12.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(13.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diversified Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to broad measures of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stocks. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Performance data presented below for all periods prior to July 31, 2023, represents the performance of the previous portfolio management team of Madison who used different principal investment strategies to achieve the Fund’s investment objective. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend100 Index; 20% CBOE S&P 500 BuyWrite Index.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	4Q 2022	10.18%
Worst Calendar Quarter:	1Q 2020	-13.56%

Performance Table Heading	Average Annual Total Returns1 For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	7.08%	4.42%	6.97%
Class II Shares	6.81%	4.16%	6.71%
S&P 500® Index[2] (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark[3] (reflects no deduction for sales charges, account fees, expenses or taxes)	6.94%	5.00%	6.20%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund. The Fund’s past performance is not indicative of future performance.
[2]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies inleading industries in the U.S.
[3]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend100 Index; 20% CBOE S&P 500 BuyWrite Index.

Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Diversified Income Fund | Diversified Income Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	10.18%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(13.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	4Q 2023	7.27%
Worst Calendar Quarter:	1Q 2022	-5.99%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	7.26%	-0.24%	2.07%
Class II Shares	7.00%	-0.49%	1.81%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	7.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(5.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	4Q 2022	14.14%
Worst Calendar Quarter:	1Q 2020	-26.71%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	8.50%	6.94%	6.77%
Class II Shares	8.23%	6.67%	6.51%
S&P 500® Index (reflects no deductions for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.91%	11.33%	10.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Large Cap Value Fund | Large Cap Value Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	14.14%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(26.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	17.73%
Worst Calendar Quarter:	1Q 2020	-21.34%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	3.30%	10.09%	12.04%
Class II Shares	3.04%	9.82%	11.76%
S&P 500® Index (reflects no deductions for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.56%	15.32%	18.13%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Large Cap Growth Fund | Large Cap Growth Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	17.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(21.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	16.43%
Worst Calendar Quarter:	1Q 2020	-23.89%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	1.27%	9.34%	11.46%
Class II Shares	1.02%	9.06%	11.19%
S&P 500® Index (reflects no deductions for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	10.60%	8.67%	11.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	16.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(23.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Target Retirement 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2022	5.74%
Worst Calendar Quarter:	3Q 2022	-5.66%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	8.94%	0.72%	3.51%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	7.30%	-0.36%	2.01%
S&P Target Date To 2020 Index (reflects no deductions for sales charges, account fees, expenses or taxes)	10.96%	4.40%	5.92%

Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	5.74%
Highest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(5.66%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Madison Target Retirement 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	10.16%
Worst Calendar Quarter:	2Q 2022	-8.00%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	10.35%	3.08%	5.91%
Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.97%	6.50%	7.83%

Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	10.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(8.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Madison Target Retirement 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	11.70%
Worst Calendar Quarter:	2Q 2022	-9.44%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	12.29%	4.51%	7.06%
Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.26%	8.69%	9.52%

Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	11.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(9.44%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Madison Target Retirement 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns for Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Calendar Quarter:	2Q 2020	13.16%
Worst Calendar Quarter:	2Q 2022	-10.48%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares	13.10%	5.41%	7.82%
Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.18%	9.97%	10.47%

Performance Availability Website Address [Text]	www.ultraseriesfund.com
Performance Availability Phone [Text]	1-800-670-3600
Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Calendar Quarter:
Highest Quarterly Return	13.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Calendar Quarter:
Lowest Quarterly Return	(10.48%)
Lowest Quarterly Return, Date	Jun. 30, 2022